LIQUIDITY RISKS AND OTHER UNCERTAINTIES	12 Months Ended
Dec. 31, 2023
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
LIQUIDITY RISKS AND OTHER UNCERTAINTIES

NOTE 2 - LIQUIDITY RISKS AND OTHER UNCERTAINTIES

The Company has incurred net losses every year since inception and has an accumulated deficit of approximately $46.2 million at December 31, 2023. The Company has historically funded its operations through debt and equity financings. At December 31, 2023, the Company had cash balances totaling $2.4 million and investments of $8.3 million. On March 7, 2024, the Company completed an offering of ordinary shares represented by ADSs and pre-funded warrants to purchase ordinary shares represented by ADSs with each ADS and pre-funded warrant accompanied by warrants to purchase ordinary shares represented by ADSs, for aggregate gross proceeds of approximately $6.5 million, before offering costs (See Note 18). The Company believes that it has sufficient cash and liquidity to effect its business plan for at least one year from the issuance of these consolidated financial statements.

Additional financing will still be required to complete the research and development of the Company’s therapeutic targets and its other operating requirements until it achieves commercial profitability, if ever. Such financing may not be available at acceptable terms, if at all. If the Company is unable to obtain additional funding when it becomes necessary, the development of its product candidates will be impacted and the Company would likely be forced to delay, reduce, or terminate some or all of its development programs, all of which could have a material adverse effect on the Company’s business, results of operations and financial condition.

Other risks and uncertainties:

The Company is subject to risks common to development stage biopharmaceutical companies including, but not limited to, new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, product liability, pre-clinical and clinical trial outcome risks, regulatory approval risks, uncertainty of market acceptance and additional financing requirements.

The Company’s products require approval or clearance from the FDA prior to commencing commercial sales in the United States. There can be no assurance that the Company’s products will receive all of the required approvals or clearances. Approvals or clearances are also required in foreign jurisdictions in which the Company may license or sell its products.

There can be no assurance that the Company’s products, if approved, will be accepted in the marketplace, nor can there be any assurance that any future products can be developed or manufactured at an acceptable cost and with appropriate performance characteristics, or that such products will be successfully marketed.

The Company is also dependent on several third party suppliers, in some cases a single source supplier including the contract research organization managing both of the Company’s current clinical studies, the supplier of the active pharmaceutical ingredient (API), as well as the contract manufacturer of the drug product for clinical development.

On April 5, 2023, the Company received a letter from the Listing Qualifications staff of The Nasdaq Stock Market, LLC (“Nasdaq”) notifying the Company that the closing bid price per ADS was below the required minimum of $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2).Pursuant to Nasdaq Rule 5810(c)(3)(A), the Company had a period of one hundred eighty (180) calendar days, or until October 2, 2023 (the “Compliance Period”), to regain compliance with Nasdaq’s minimum bid price requirement. On August 1, 2023, the Company received a letter from Nasdaq stating that the Company’s closing bid price per ADS was at $1.00 or greater for the last 10 consecutive business days. Accordingly, the Company regained compliance with Listing Rule 5550(a)(2) and the matter was closed.